Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014
Morningstar US Market TR Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market TR Index
Account Value	$ 33,768	$ 31,837	$ 30,768	$ 27,911	$ 24,902	$ 25,721	$ 23,707	$ 22,075	$ 20,580	$ 21,569	$ 25,939	$ 27,398	$ 25,031	$ 25,023	$ 23,091	$ 21,782	$ 19,069	$ 17,457	$ 14,311	$ 18,016	$ 16,531	$ 16,321	$ 15,664	$ 13,729	$ 15,980	$ 14,905	$ 14,371	$ 14,460	$ 13,582	$ 12,994	$ 12,607	$ 11,904	$ 11,447	$ 10,979	$ 10,701	$ 10,587	$ 9,957	$ 10,709	$ 10,700	$ 10,514	$ 10,000
Morningstar US Market TR Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market TR Index
Account Value	$ 33,768	31,837	30,768	27,911	24,902	25,721	23,707	22,075	20,580	21,569	25,939	27,398	25,031	25,023	23,091	21,782	19,069	17,457	14,311	18,016	16,531	16,321	15,664	13,729	15,980	14,905	14,371	14,460	13,582	12,994	12,607	11,904	11,447	10,979	10,701	10,587	9,957	10,709	10,700	10,514	10,000
Morningstar US Large Value TR Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Large Value TR Index
Account Value	$ 25,955	23,883	24,025	22,063	20,426	20,678	19,872	19,730	17,066	18,369	20,000	19,678	18,286	18,519	17,838	16,198	14,132	13,727	12,208	16,298	15,219	14,748	14,304	12,966	14,341	13,410	13,347	13,779	12,932	12,329	12,273	11,973	11,113	10,869	10,415	10,068	9,423	10,163	10,069	10,215	10,000
Morningstar US Large Value TR Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Large Value TR Index
Account Value	$ 25,955	$ 23,883	$ 24,025	$ 22,063	$ 20,426	$ 20,678	$ 19,872	$ 19,730	$ 17,066	$ 18,369	$ 20,000	$ 19,678	$ 18,286	$ 18,519	$ 17,838	$ 16,198	$ 14,132	$ 13,727	$ 12,208	$ 16,298	$ 15,219	$ 14,748	$ 14,304	$ 12,966	$ 14,341	$ 13,410	$ 13,347	$ 13,779	$ 12,932	$ 12,329	$ 12,273	$ 11,973	$ 11,113	$ 10,869	$ 10,415	$ 10,068	$ 9,423	$ 10,163	$ 10,069	$ 10,215	$ 10,000